UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust
(Exact name of registrant as specified in charter)

623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

North Capital Funds Trust
623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Name and address of agent for service)

(888) 625-7768
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

2019 SEMIANNUAL REPORT

October 31, 2019

North Capital Emerging Technology Fund

North Capital Treasury Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website www.northcapital.com/northcapitalfunds. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct shareholder, by calling 833-2-NCFUND or 833-262-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 833-2-NCFUND or 833-262-3863 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

North Capital Funds Trust
North Capital Emerging Technology Fund
Performance (unaudited)

October 31, 2019
Since Inception
8/9/2019
Average annual return
Institutional Class	3.90%
Investor Class	3.80%

S&P 500® Total Return Index	4.52%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. The gross annual operating expenses for the North Capital Emerging Technology Fund are 2.32% for the Investor Class and 2.07% for the Institutional Class per the June 20, 2019 prospectus. Performance data current to the most recent month-end may is available at www.northcapital.com/northcapitalfunds or by calling 833-2-NCFUND or 833-262-3863. Total return includes reinvestment of dividends and capital gains.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The S&P 500® Total Return Index is a widely recognized, unmanaged index consisting of the approcimately 500 largest companies in the United States as measured by market capitalization. It assumes reinvestment of all dividends and distributions.

North Capital Emerging Technology Fund^
Portfolio Allocation (unaudited)
as of October 31, 2019

Sector	% of Net Assets

Information Technology	52.9%
Communication Services	12.3%
Consumer Discretionary	11.3%
Financials	9.8%
Healthcare	8.5%
Industrials	2.3%
Consumer Staples	0.6%
Short-Term Investments & Other Assets and Liabilities	2.3%
100.0%

North Capital Treasury Money Market Fund^
Portfolio Allocation (unaudited)
as of October 31, 2019

Sector	% of Net Assets
U.S. Treasury Debt	99.5%
Other Assets and Liabilities	0.5%
100.0%

^Please see the Schedule of Investments for a detailed listing of each Fund’s holdings.

North Capital Funds Trust
Expense Example (unaudited)

As a shareholder of one or more of the funds you incur ongoing costs including investment advisory fees, distribution (12b-1) fees and other expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from August 9, 2019 to October 31, 2019 for the North Capital Emerging Technology Fund, and from July 17, 2019 to October 31, 2019 for the North Capital Treasury Money Market Fund.

Actual Expenses
For each class of each fund, two lines are presented in the table below - the first line for each class provides information about the actual account values and actual expenses. You may use the information in this table, together with the amount you invested in a particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provide information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, as described above. Therefore, second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Emerging Technology Fund[1]			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value (8/9/2019)	Value (10/31/2019)	(8/9/2019 to 10/31/2019)
Institutional Class Actual[2]	$1,000.00	$1,039.00	$2.37
Institutional Class Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.86	$5.33

Investor Class Actual[2]	$1,000.00	$1,038.00	$2.93
Investor Class Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.60	$6.60

1Inception date of the fund was August 9, 2019.
2Actual Expenses are equal to the fund’s annualized expense ratio for the period August 9, 2019 through October 31, 2019 of 1.05% and 1.30% for Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 81/366 (to reflect from inception through October 31, 2019). Because the inception date of the fund was August 9, 2019, the information is based on the actual returns for the 81-day period ended October 31, 2019 of 3.90% and 3.80% for Institutional Class and Investor Class, respectively.
3Hypothetical Expenses are equal to the fund’s annualized expense ratio for the period August 9, 2019 through October 31, 2019 of 1.05% and 1.30% for Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/366.

Treasury Money Market Fund[4]			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value (7/17/2019)	Value (10/31/2019)	(7/17/2019 to 10/31/2019)

Institutional Class Actual[5]	$1,000.00	$1,004.40	$1.31
Institutional Class Hypothetical (5% return before expenses)[6]	$1,000.00	$1,022.87	$2.29

4Inception date of the fund was July 17, 2019.
5Actual Expenses are equal to the fund’s annualized expense ratio for the period July 17, 2019 through October 31, 2019 of 0.45%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect from inception through October 31, 2019). Because the inception date of the fund was July 17, 2019, the information is based on the actual returns for the 106-day period ended October 31, 2019 of 0.44%.
6Hypothetical Expenses are equal to the fund’s annualized expense ratio for the period July 17, 2019 through October 31, 2019 of 0.45% multiplied by the account value over the period, multiplied by 184/366.

North Capital Emerging Technology Fund

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

COMMON STOCKS - 97.7%	Number of Shares	Value *
Communication Services - 12.3%
Alphabet, Inc. ^	2	$2,518
Baidu, Inc. ^	28	2,852
Facebook, Inc. ^	15	2,875
Tencent Holdings Ltd.	33	1,337
Total Communication Services		9,582

Consumer Discretionary - 11.3%
Alibaba Group Holding Ltd. ^	17	3,003
Amazon.com, Inc. ^	2	3,553
Aptiv Plc	17	1,522
Rakuten, Inc.	75	719
Total Consumer Discretionary		8,797

Consumer Staples - 0.6%
Carrefour SA	142	487

Financials - 9.8%
JPMorgan Chase & Co.	20	2,498
Mitsubishi UFJ Financial Group, Inc.	183	948
Signature Bank/New York NY	15	1,775
TriState Capital Holdings, Inc. ^	104	2,404
Total Financials		7,625

Healthcare - 8.5%
Anthem, Inc.	8	2,153
BioTelemetry, Inc. ^	43	1,692
Intuitive Surgical, Inc. ^	5	2,765
Total Healthcare		6,610

Industrials - 2.3%
Allied Motion Technologies, Inc.	46	1,742

Information Technology - 52.9%
Adobe, Inc. ^	4	1,112
Apple, Inc.	12	2,985
Applied Materials, Inc.	32	1,736
CACI International, Inc. ^	5	1,119
Cisco Systems, Inc.	30	1,425
Descartes Systems Group Inc/The ^	55	2,140
Fortinet, Inc. ^	23	1,876
Intel Corp.	47	2,657
International Business Machines Corp.	17	2,273
Lam Research Corp.	12	3,252
Microchip Technology, Inc.	22	2,074
Microsoft Corp.	22	3,154
NXP Semiconductors NV	23	2,615
Palo Alto Networks, Inc. ^	13	2,956
PayPal Holdings, Inc. ^	9	937
salesforce.com, Inc. ^	19	2,973
Skyworks Solutions, Inc.	12	1,093
Splunk, Inc. ^	20	2,399
Square, Inc. ^	37	2,273
Total Information Technology		41,049

Total Common Stocks		75,892
(Cost $72,645)

SHORT-TERM INVESTMENTS - 27.0%
Money Market Fund - 27.0%
First American Government Obligations Fund, CIass X, 1.757% ʘ	20,935	20,935
Total Short-Term investments		20,935
(Cost $20,935)
Total Investments - 124.7%		96,827
(Cost $93,580)
Other assets and liabilities - (24.7%)		(19,191)
TOTAL NET ASSETS - 100.0%		$77,636

*  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
^  Non-income producing security.
ʘ Rate shown is the annualized seven-day yield as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

North Capital Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

DESCRIPTION	Principal	Value *
U.S. Treasury Debt - 99.5%
U.S. Treasury Bills ʘ
1.825%, 11/12/2019	$2,000	$1,999
1.460%, 11/19/2019	1,000	999
1.686%, 12/03/2019	50,000	49,926
Total U.S. Treasury Debt (Cost $52,924)		52,924

Total Investments - 99.5% (Cost $52,924)		52,924
Other Assets and Liabilities, Net - 0.5%		248
Total Net Assets - 100.0%		$53,172

*	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
ʘ	Rate shown is annualized yield as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities	October 31, 2019 (unaudited)

	North Capital Emerging Technology Fund	North Capital Treasury Money Market Fund
Investments in securities, at cost (note 2)	$93,580	$52,924
ASSETS:
Investments, in securities, at value (note 2)	$96,828	$52,924
Cash	—	22,736
Receivable for interest and dividends	14	—
Receivable from adviser (note 3)	19,113	15,656
Deferred offering costs	7,087	6,440
Total assets	123,042	97,756
LIABILITIES:
Fund administration and accounting fees	21,212	19,894
Transfer agent fees	10,071	7,492
Legal fees	7,469	8,431
Audit fees	3,080	3,702
Trustees’ fees	2,310	2,777
Accrued expenses and other liabilities	1,263	2,229
Dividends payable	—	59
Distribution fees	1	—
Total liabilities	45,406	44,584
Net assets	$77,636	$53,172
COMPOSITION OF NET ASSETS:
Portfolio capital	$75,000	$53,172
Total distributable earings	2,636	—
Net assets	$77,636	$53,172
Institutional Class:
Net assets	$77,117	$53,172
Shares of beneficial interest outstanding¹	7,423	53,172
Net asset value, offering price and redemption price per share	$10.39	$1.00
Investor Class:
Net assets	$519	$—
Shares of beneficial interest outstanding¹	50	—
Net asset value, offering price and redemption price per share	$10.38	$—

1 Unlimited number of shares of beneficial interest with no par value authorized.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

	North Capital Emerging Technology Fund	North Capital Treasury Money Market Fund
	August 9, 2019¹ to October 31, 2019 (unaudited)	July 17, 2019¹ to October 31, 2019 (unaudited)
INVESTMENT INCOME:
Dividend income	$78	$—
Interest income	—	300
Total investment income	78	300
EXPENSES:
Administration fees and expenses	21,212	22,468
Organizational costs	19,131	19,131
Transfer agent fees and expenses	10,071	8,625
Registration fees	9,530	8,418
Legal fees	7,700	9,256
Audit fees	3,080	3,702
Postage and printing fees	2,310	2,777
Trustees’ fees	2,310	2,777
Offering costs	2,014	2,661
Custodian fees	1,394	1,841
Insurance expense	244	322
Investment advisory fees	116	38
Distribution fees	1	—
Total expenses	79,113	82,016
Less: Fee waivers (note 3)	(78,984)	(81,948)
Total net expenses	130	68
Investment income (loss) - net	(51)	232
Net loss on investments	(561)	—

Net change in unrealized appreciation (depreciation) on investments	3,248	—
Net increase in net assets resulting from operations	$2,636	$—

1 Inception date.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	North Capital Emerging Technology Fund	North Capital Treasury Money Market Fund
	August 9, 2019¹ to October 31, 2019 (unaudited)	July 17, 2019¹ to October 31, 2019 (unaudited)

OPERATIONS:
Investment income (loss) - net	$(51)	$232
Net realized loss on investments	(561)	—
Net change in unrealized appreciation (depreciation) of investments	3,248	—
Net increase in net assets resulting from operations	2,636	232
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Institutional Class	—	(232)
Total distributions	—	(232)
CAPITAL SHARE TRANSACTIONS*
Institutional Class:
Proceeds from sales	74,500	53,000
Reinvestment of distributions	—	172
Increase in net assets from Institutional class transactions	74,500	53,172
Investor Class:
Proceeds from sales	500	—
Increase in net assets from Investor class transactions	500	—
Increase in net assets from capital share transactions (note 4)	75,000	53,172
Total increase in net assets	77,636	53,172
Net assets at beginning of the period	—	—
Net assets at end of the period	$77,636	$53,172

1 Inception date.

* North Capital Treasury Money Market Fund transacts at $1.00 per share.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

North Capital Emerging Technology Fund

Selected data for each share of the Fund outstanding throughout the period
August 9, 20191 to October 31, 2019 (unaudited)

	Institutional	Investor
	Class	Class
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.00	$10.00
Investment from investment operations:
Net investment income (loss)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.40	0.40
Total from investment operations	0.39	0.38
Net asset value, end of period	$10.39	$10.38
Total return[2]	3.90%	3.80%
Net assets end of period	$77,117	$519
Ratio of expenses to average net assets	1.05%	1.30%
Ratio of net investment income to average net assets	(0.41%)	(0.66%)
Ratio of expenses to average net assets (excluding waivers)	641.83%	642.08%
Ratio of net investment income to average net assets (excluding waivers)	(641.19%)	(641.44%)
Portfolio turnover rate	24.17%	24.17%

[1]	Inception date. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

North Capital Treasury Money Market Fund

Selected data for each share of the Fund outstanding throughout the period

July 17, 20191 to October 31, 2019 (unaudited)

Institutional
Class
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00
Net investment income	—[3]
Distributions from net investment income	—[3]
Net asset value, end of period	$1.00
Total return[2]	0.44%
Net assets end of period	$53,172
Ratio of expenses to average net assets	0.45%
Ratio of net investment income to average net assets	1.53%
Ratio of expenses to average net assets (excluding waivers)	539.84%
Ratio of net investment income to average net assets (excluding waivers)	(537.86%)

[1]	Inception date. All ratios for the period have been annualized, except total return.
[2]	Total return would have been lower had certain expenses not been waived.
[3]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

North Capital Funds Trust

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (unaudited)

1.	Organization

The North Capital Emerging Technology Fund (“Technology Fund”) and the North Capital Treasury Money Market Fund (“Treasury Fund” and, together with the Technology Fund, each, a “Fund”, and collectively, the “Funds”), are each series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The inception date for the Technology Fund is August 9, 2019 and the inception date for the Treasury Fund is on July 17, 2019. Each Fund operates as a “diversified” fund (as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Funds is North Capital, Inc. (the “Adviser”).

The Technology Fund offers two classes of shares: Institutional Class shares and Investor Class shares, which have a distribution fee. The Treasury Fund offers Institutional Class shares. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. All shares of the Funds have equal voting rights and liquidation rights, except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based on the relevant net assets of each class.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies and Accounting Standards Update (“ASU”) 2013-08.

(a)     Investment Valuation

Technology Fund. Equity securities are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser, as applicable, believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Fixed income securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Treasury Fund. Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Treasury Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of October 31, 2019, each Fund’s investments were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value
Technology Fund
Information Technology	$41,049	$—	$—	$41,049
Communication Services	9,582	—	—	9,582
Consumer Discretionary	8,797	—	—	8,797
Financials	7,625	—	—	7,625
Healthcare	6,610	—	—	6,610
Industrials	1,742	—	—	1,742
Consumer Staples	487	—	—	487
Money Market Fund	20,935	—	—	20,935
Total Investments	$96,827	—	—	$96,827
Treasury Fund
U.S. Treasury Debt	$—	$52,924	$—	$52,924
Total Investments	$—	$52,924	$—	$52,924

Refer to each Fund’s Schedule of Investments for further security classification.

During the period of 8/9/19 - 10/31/19, and 7/17/19-10/31/19 for the Technology Fund and the Treasury Fund, respectively, there were no transfers between fair value levels, and the Funds’ portfolios did not hold any securities deemed to be Level 3.

(b) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Security Transactions and Investment Income

For financial statement purposes, the Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

(d) Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedules of Investments as well as in investments of the Statements of Assets and Liabilities.

(e) Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

(f) Distribution to Shareholders

The Technology Fund intends to distribute substantially all of its net investment income and net capital gains annually. As a government money market fund, the Treasury Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

The distributions paid during period July 17, 2019 through October 31, 2019 (adjusted by dividends payable as of October 31, 2019) were as follows:

Fund	Ordinary Income
Technology Fund	$—
Treasury Fund	173

3.	Agreements

(a)     Management Agreement and Transactions with Related Parties

Under the terms of the management agreement between the Trust, on behalf of each Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to each Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.95% and 0.25% on the average daily net assets of the Technology Fund and the Treasury Fund, respectively.

As of October 31, 2019, the Adviser beneficially owned 100.00%, 66.69% and 94.35% of the outstanding shares of the Technology Fund Investor Class, the Technology Fund Institutional Class and the Treasury Fund Institutional Class, respectively.

In the interest of limiting the expenses of the Funds, the Adviser has entered into a contractual operating expense limitation agreement with each Fund. Pursuant to the Operating Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) not incurred in the ordinary course of business so that the Funds’ ratio of total annual operating expenses, expresses as a percentage of a share classes’ average daily net assets, is limited to 1.30%, 1.05% and 0.45% of the Technology Fund Investor Class, Technology Fund Institutional Class, and the Treasury Fund Institutional Class, respectively (the “Operating Expense Limitation”). The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expense Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the Operating Expense Limitation or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expense Limitation Agreement or the Management Agreement.

The following table shows the remaining waived expenses subject to potential recovery expiring:

	Technology Fund	Treasury Fund
October 2022	$78,984	$81,948

(a)     Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(b)     Distribution Fees

Quasar Distributors, LLC, a subsidiary of U.S. Bancorp, serves as the Funds’ distributor. The Trust has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act for the Investor Class of the Technology Fund. There is no Rule 12b-1 distribution plan for the Institutional Class shares of the Funds. The Investor Class Plan provides that the Fund may pay a Rule 12b-1 fee at an annual rate of 0.25% of the Investor Class average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Investor Class shareholders.

4.	Fund Share Transactions

At October 31, 2019, there were an unlimited number of shares of beneficial interest with no par value authorized. The following table summarizes the activity in shares of the Technology Fund:

Technology Fund	August 9, 2019(1) through October 31, 2019
	Shares	Amount
Sales
Institutional Class	7,423	$74,500
Investor Class	50	500
Reinvestments
Institutional Class	—	—
Investor Class	—	—
Redemptions
Institutional Class	—	—
Investor Class	—	—
Total Institutional Class	7,423	74,500
Total Investor Class	50	500
Net increase (decrease)	7,473	$75,000
(1) Inception date.

5.	Purchases and Sales of Investments

For the period August 9, 2019 to October 31, 2019 aggregate purchases and sales of investment securities (excluding short-term investments) for the Technology Fund were $83,698 and $10,492, respectively.

6.	Organization and Offering Costs

Organization costs consist of costs incurred to establish the Funds and enable them legally to do business. Each Fund expenses organization costs as incurred. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering expenses will be advanced by the Adviser and the Adviser has agreed to reimburse each Fund for these expenses, subject to potential recovery (see Note 3). Organizational costs which are subject to reimbursement by the Adviser are presented in the Statement of Assets and Liabilities as a receivable from Adviser. The total amount of the organization costs and offering costs incurred by each Fund was $19,131 and $9,101, respectively.

7.	Principal Risks

The Funds in the normal course of business make investments in financial instruments where there is risk of potential loss. There can be no assurance that the Funds will achieve their investment objective.

8.	Subsequent Events

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Funds’ distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC ("Foreside") such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Portfolio Holdings

Technology Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with the filings after March 31, 2020). Technology Fund’s Forms N-Q or Part F of Form N-PORT and Treasury Fund’s Form N-MFP which has information about the Fund and its portfolio holdings is available without charge: (i) upon request, by calling 833-2-NCFUND or 833-262-3863; and (ii) on the SEC’s web-site at http://www.sec.gov.

Proxy Voting

Information regarding how each Fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30, as well as a description of the policies and procedures each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 833-2-NCFUND or 833-262-386.

Approval of the Funds’ Management Agreement

At the organizational Board meeting held on February 7, 2019, the Board, including the Trustees who are not "interested persons" as defined in the 1940 Act, discussed and approved the Management Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services. The Board considered that North Capital was established in October 2008 to provide financial planning and investment advisory solutions to individuals, families and institutions. The Board noted that as of November 2018, North Capital had approximately $195 million of assets under management or discretionary supervision, and provided a broad range of consulting services related to real estate and private funds. The Board acknowledged that although North Capital had no quantifiable track record managing mutual funds or money market funds, the Adviser personnel had a depth of knowledge in the technology sector and extensive experience with U.S. Treasury and agency securities. The Board considered the Adviser’s extensive experience in advisory services and understanding of the proposed strategies and risks involved with each Fund. The Board also reviewed certain legal and regulatory matters and evaluated whether they had any impact on the Adviser’s operations. The Board further discussed that the Adviser and its affiliate companies were financially healthy, and would be able to absorb the costs of launching the Funds and also provide quality services. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Management Agreement and that the nature, overall quality and extent of the management services that it would provide to the Trust would be satisfactory.

Performance. The Board noted that because the Funds had not yet commenced operations, they could not consider the Funds’ past performance. The Board also considered that the Adviser did not have a record of prior performance for other registered funds or similarly managed accounts. The Board considered the qualifications of the proposed portfolio managers and agreed that North Capital was well positioned to manage the strategies proposed.

Fees and Expenses. The Board considered that the Adviser proposed a 0.95% management fee for the Technology Fund, which was higher than both the Peer Group and Morningstar Category Average. The Board noted, however, that the proposed fee was well within the ranges for both of these categories. Additionally, the Board discussed that the Adviser would waive fees for the Technology Fund when the Technology Fund invested in the Treasury Fund. The Adviser proposed, and the Board discussed, that the Technology Fund would have two share classes, an Investor Class without a sales load, and an Institutional Class. As discussed by the Board, the Adviser had agreed to an expense cap of 1.30% and 1.05% for the Technology Fund’s Investor Class and Institutional Class shares, respectively.

The Board considered that the Adviser proposed a 0.25% management fee for the Treasury Fund, which was higher than both the Peer Group and Morningstar Category Average. The Board noted, however, that the proposed fee was well within the ranges for both of these categories. As discussed by the Board, the Adviser had agreed to an expense cap of 0.45% for the Treasury Fund’s Institutional Class shares, the only proposed share class for the Treasury Fund. The Board discussed the proposed fees of the Adviser, noting that in both cases, while the management fee was higher than average, the fee was competitive and allowed the Adviser to provide quality services. After further discussion, the Board concluded that the proposed fees were not unreasonable.

Profitability. The Board noted that the Adviser did not expect to derive any profits from its services to either Fund for the first year of operations, and expected a modest profit in the second year. The Board concluded that excessive profitability from the Adviser’s relationship with the Funds was not an issue at this time.

Economies of Scale. The Board noted that economies of scale had not yet been reached as the Funds had not yet launched. The Board discussed future opportunities for breakpoints as the assets of each Fund grew.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Management Agreement was in the best interest of each Fund and their future shareholders.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing of this report, based on their evaluation of the Registrant’s disclosure controls and procedures.

(b)
There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Capital Funds Trust
Registrant

By /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date   1/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date      1/7/20

By /s/ Stephanie Holt
     Stephanie Holt, Treasurer of the Trust

Date       1/7/20